10. SUBSEQUENT EVENTS	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Subsequent Events [Abstract]
10. SUBSEQUENT EVENTS

On July 1, 2015, the Company repaid the remaining outstanding balance of its senior convertible notes. See Note 8, Convertible Debt.

On July 10, 2015, the Company entered into a joinder agreement with certain holders of the Company’s Series B preferred stock and a holder of a promissory note previously issued by the Company, pursuant to which they each became a party to the previously disclosed securities purchase agreement, dated June 29, 2015, and related registration rights agreement, and will, pursuant to the purchase agreement, purchase an aggregate of 432 shares of Series C preferred stock at a purchase price of $750 per share and a stated value of $1,000 per share, and will receive, on a pro rata basis, warrants exercisable to purchase an aggregate of approximately 6.8 million shares of the Company’s common stock.

Between January 1, 2015 and March 25, 2015, we received approximately $17,000 from the Company’s officers as short-term advances.

On February 2, 2015, we received $70,000 from an investor as a deposit for the purchase of LuViva devices for exportation. As of March 25, 2015, negotiation of a definitive purchase agreement was on-going.

On March 16, 2015 and March 19, 2015, the Company entered into subscription agreements with certain accredited investors, pursuant to which we agreed to sell an aggregate of 4.0 million shares of our common stock and warrants to purchase an additional 2.0 million shares, for an aggregate purchase price of $720,000 in a private placement not involving a public offering under Section 4(a)(2) of the Securities Act. As of March 19, 2015, the Company had consummated $320,000 of the total transaction and we expect to consummate the remainder by the end of the first quarter of 2015. The warrants are immediately exercisable, have an exercise price per share of $0.255 and expire three years from the date of issuance.

On March 10, 2015, the Company amended the Tonaquint note to extend the maturity until May 10, 2015. During the extension, interest will accrue on the note at a rate of the lesser of 18% per year or the maximum rate permitted by applicable law. In addition, while the note remains outstanding, Tonaquint will have the right to convert up to $150,000 of the outstanding balance of the note into shares of the Company’s common stock, at a conversion price per share equal to the lower of (1) $0.25 and (2) 75% of the lowest daily volume weighted average price per share of the common stock during the five business days prior to conversion. If the conversion price would be lower than $0.15 per share, the Company has the option of delivering the conversion amount in cash in lieu of shares.